Stock Based Compensation Plans: (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of period	5,443,000	6,753,188
Weighted average exercise price: Options outstanding	$ 2.31	$ 2.19	$ 2.21	$ 1.77
Options exercisable - end of period	5,491,331	3,893,418
Weighted average exercise price: Options exercisable - end of period	$ 2.25	$ 2.32
Options exercised	(55,000)	(1,491,020)
Weighted average exercise price: Options exercised	$ 1.82	$ 0.43
Options granted	310,000	250,000
Weighted average exercise price: Options granted	$ 4.02	$ 3.00
Options outstanding - end of period	5,698,000	5,512,168